SHARE OPTIONS AND SHARE WARRANTS (Schedule of Fair Value of the Options Vesting Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share options and share warrants [Abstract]
Share-based payments - cost of sales	$ 34	$ 35	$ 32
Share-based payments - selling, general and administrative	1,335	893	1,349
Total - continuing operations	1,369	928	1,381
Share-based payments - discontinued operations			33
Total Share-based payments	$ 1,369	$ 928	$ 1,414